Information Related to Guaranteed Securities Issued by Subsidiaries - Additional Information (Detail) - Boe Boe in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Description of guarantees given by registrant	Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.
Proportion of ownership interest in subsidiary	10.00%
Number of barrels of proved reserves	473.3	670.1
Incorporation of proved reserves from extensions and discoveries	343.6	82.5
Decrease in proved reserves due to sale of minerals in situ Increase in proved reserves due to purchase of minerals in situ Net effect of decrease in our proved reserves Increased proved reserves excluding production Number of oil barrels produced Net increase decrease in proved reserves	367.8	169.0
Increase in proved reserves due to purchase of minerals in situ	9.1	16.0
Net effect of decrease in our proved reserves	358.7	153.0
Number of oil barrels produced	862.6	919.8	925.0
Net increase decrease in proved reserves	9,606.2	9,751.7	844.0
Number of oil barrels withdrawn from reserves	862.6
Increased proved reserves excluding production			81.0
Discounted future net cash flow calculating percentage	10.00%
Brazil member
Disclosure of subsidiaries [line items]
Incorporation of proved reserves from extensions and discoveries			103.0
Oil barrels added to proved reserves			131.0
Natural Gas [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Production capacity related to assets held for sale	32.00%
Economic Revisions [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	233.5	355.4
Technical Revisions [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	239.9	314.7
Water Injection [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	258.8	246.7
Murphy Exploration and Production Company [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Murphy Exploration and Production Company [member] | North America [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Petrobras America Inc [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%
Petrobras America Inc [member] | North America [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%